Goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Goodwill [Roll Forward]
Beginning balance	¥ 1,295,786,000		¥ 1,012,026,000
Additions (Note 24)	1,042,517,000		283,760,000
Ending balance	2,338,303,000	$ 366,931	1,295,786,000	¥ 1,012,026,000
Impairment charge recognized	¥ 0		¥ 0	¥ 0